Share capital and reserves - Issuances (Details)																		12 Months Ended
	Oct. 23, 2025 USD ($) $ / shares shares	Aug. 08, 2025 USD ($) $ / shares shares	Jul. 22, 2025 USD ($) $ / shares shares	Jul. 21, 2025 CAD ($)	Mar. 04, 2025 USD ($) item shares	Mar. 04, 2025 $ / shares	Feb. 15, 2025 USD ($) item shares	Feb. 15, 2025 $ / shares	Nov. 21, 2024 USD ($) $ / shares shares	Oct. 18, 2024 USD ($) $ / shares shares	Mar. 25, 2024 USD ($) shares	Mar. 25, 2024 CAD ($) $ / shares shares	Mar. 04, 2024 USD ($) tranche shares	Mar. 04, 2024 CAD ($) tranche $ / shares shares	Feb. 15, 2024 USD ($) tranche shares	Feb. 15, 2024 CAD ($) tranche $ / shares shares	Jan. 19, 2023 USD ($) $ / shares shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 15, 2025 $ / shares
Share capital and reserves
Deferred financing costs reclassified to share capital and transaction costs on derivative warrant liability | $																			$ 166,344
Value of shares issued from exercise of warrants | $																		$ 14	$ 3	$ 296
Issuance costs | $		$ 32,075
Number of warrants issued | shares			16,800
Fair value of warrants | $				$ 11,560
Warrants
Share capital and reserves
Price per unit | $ / shares												$ 4.5
Number of shares issued upon exercise of warrants | shares											5,000	5,000
Value of shares issued from exercise of warrants											$ 16,570	$ 22,500
Amount transferred from derivative warrant liability to share capital | $											$ 5,244
Finders' warrants
Share capital and reserves
Warrants expiration term	18 months			5 years
Finder fees | $			$ 12,264
Number of warrants issued | shares			16,800
Fair value of warrants | $	$ 26,924		$ 11,560
Pre-Funded Warrants
Share capital and reserves
Number of shares issued upon exercise of warrants | shares									257,810								328,777
Value of shares issued from exercise of warrants | $									$ 3								$ 296
Amount transferred from reserves to share capital | $									$ 359,211								$ 531,885
Pre-Funded Warrants | Common Share Units
Share capital and reserves
Exercise price of warrants | $ / shares									$ 0.00001								$ 0.0009
Private placement
Share capital and reserves
Issuance costs | $										$ 370,276
Non-brokered offering
Share capital and reserves
Number of tranches of offering | item					73,871		73,871
Minimum consecutive trading days to determine price of share													10 days	10 days	10 days	10 days
Number of consecutive business days following note to expire the warrants													30 days	30 days	30 days	30 days
Allocated from proceeds | $													$ 1,205		$ 1,205
Allocation of common share | $													795,549		795,549
Additional issuance costs | $													367,195		367,195
Deferred financing costs reclassified to share capital and transaction costs on derivative warrant liability | $																				$ 166,344
Issuance costs recorded as a reduction of equity | $													185,405		185,405
Transaction costs on derivative warrant liability and pre-funded warrants | $													$ 279,031		$ 279,031
Non-brokered offering | Offering
Share capital and reserves
Number of tranches of offering | tranche													2	2	2	2
Finder's fees paid | $													$ 97,241		$ 97,241
Percentage of finder's fee on certain subscriptions to qualified finders													5.00%	5.00%	5.00%	5.00%
Non-brokered offering | Common Share Units
Share capital and reserves
Number of units issued | shares		156,849	1,267,123		113,547		113,547
Price per unit | (per share)		$ 0.73	$ 0.73			$ 19,064		$ 19,064
Aggregate gross proceeds | $		$ 114,500			$ 233,000		$ 233,000
Number of shares per unit | shares		1	1		2		2
Number of warrant per unit | shares		1	1		324,643		324,643
Number of shares per warrant | shares		1	1
Exercise price of warrants | $ / shares		$ 1.2	$ 1.2
Warrants expiration term		60 months
Threshold price of the common shares for accelerated warrants | $ / shares		$ 2
Minimum consecutive trading days to determine price of share		10 days	10 days
Number of consecutive business days following note to expire the warrants		30 days	30 days
Issuance costs | $			$ 305,604
Non-brokered offering | Common Share Units | Offering
Share capital and reserves
Number of units issued | shares													899,717	899,717	899,717	899,717
Price per unit | $ / shares														$ 3		$ 3
Aggregate gross proceeds													$ 2,000,549	$ 2,699,151	$ 2,000,549	$ 2,699,151
Number of shares per unit | shares													1	1	1	1
Number of warrant per unit | shares													1	1	1	1
Number of shares per warrant | shares													1	1	1	1
Non-brokered offering | Warrants
Share capital and reserves
Warrants expiration term			60 months
Non-brokered offering | Warrants | Offering
Share capital and reserves
Exercise price of warrants | $ / shares														$ 4.5		$ 4.5
Warrants expiration term													2 years	2 years	2 years	2 years
Threshold price of the common shares for accelerated warrants | $ / shares														$ 6		$ 6
Non-brokered offering | Warrants | Common Share Units
Share capital and reserves
Threshold price of the common shares for accelerated warrants | $ / shares			$ 2
Non-brokered offering | Pre-Funded Warrants
Share capital and reserves
Aggregate gross proceeds | $			$ 925,000
Registered direct offering and private placement
Share capital and reserves
Aggregate gross proceeds | $										$ 1,499,993
Registered direct offering and private placement | Common Share Units
Share capital and reserves
Number of units issued | shares										320,000
Price per unit | $ / shares										$ 1.85
Number of shares per unit | shares										1
Number of warrant per unit | shares										1
Number of shares per warrant | shares										1
Registered direct offering and private placement | Pre-Funded Units
Share capital and reserves
Number of units issued | shares										490,810
Price per unit | $ / shares										$ 1.84999
Number of shares per unit | shares										1
Number of warrant per unit | shares										1
Number of shares per warrant | shares										1
Registered direct offering and private placement | Warrants | Pre-Funded Units
Share capital and reserves
Exercise price of warrants | $ / shares										$ 2.18
Warrants expiration term										5 years
Registered direct offering and private placement | Pre-Funded Warrants | Common Share Units
Share capital and reserves
Exercise price of warrants | $ / shares										$ 0.00001											$ 0.00001
Registered direct offering and private placement | Pre-Funded Warrants | Pre-Funded Units
Share capital and reserves
Number of shares per unit | shares										1
Registered direct offering
Share capital and reserves
Aggregate gross proceeds | $	$ 1,102,488
Registered direct offering | Common Share Units
Share capital and reserves
Number of units issued | shares	572,470
Price per unit | $ / shares	$ 0.63
Registered direct offering | Pre-Funded Units
Share capital and reserves
Number of units issued | shares	1,177,530
Price per unit | $ / shares	$ 0.62999
Number of shares per unit | shares	1
Exercise price of warrants | $ / shares	$ 0.00001
Registered direct offering | Finders' warrants
Share capital and reserves
Number of shares per warrant | shares	1
Exercise price of warrants | $ / shares	$ 0.69
Warrants expiration term	18 months
Issuance costs | $	$ 405,550
Finder fees | $	$ 77,175
Number of warrants issued | shares	87,500
Fair value of warrants | $	$ 26,924
Registered direct offering | Pre-Funded Warrants
Share capital and reserves
Exercise price of warrants | $ / shares	$ 0.00001
Number of shares issued upon exercise of warrants | shares	1,177,530
Value of shares issued from exercise of warrants | $	$ 12
Amount transferred from reserves to share capital | $	$ 398,904